UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

July 31, 2015	(Unaudited)

	Shares	Value (000)
Common Stock (95.2%)
Agriculture (4.6%)
Agrium	47,000	$4,806
AgroFresh Solutions*	295,000	3,540

		8,346

Automotive (6.3%)
Federal-Mogul*	702,329	7,866
Spartan Motors	825,000	3,663

		11,529

Aviation (2.9%)
Fly Leasing Ltd. ADR	356,230	5,358

Basic Industry (9.3%)
Harsco	225,000	3,091
Mueller Industries	334,000	10,812
Titan International	335,000	3,129

		17,032

Chemicals (2.6%)
Huntsman	250,000	4,750

Energy (10.1%)
Approach Resources*	440,000	1,712
Halliburton	83,000	3,468
Noble Corp.	200,000	2,390
Oil States International*	40,000	1,204
Range Resources	165,000	6,491
Weatherford International Ltd.*	300,000	3,204

		18,469

Financial Services (1.8%)
Dundee, Cl A*(1)	400,000	3,372

Health Care (2.4%)
Hanger Orthopedic*	200,000	4,328

Industrial/Manufacturing (6.1%)
Actuant, Cl A	100,000	2,306
AZZ	170,000	8,798

		11,104

Miscellaneous Conglomerate (2.6%)
Leucadia National	200,000	4,704

Miscellaneous Consumer (14.8%)
HRG Group*	441,500	6,291
Jarden*	180,000	9,900
Prestige Brands Holdings*	230,000	10,953

		27,144

Paper (6.9%)
Neenah Paper	210,000	12,722

Schedule of Investments	FMC Strategic Value Fund

July 31, 2015	(Unaudited)

	Shares	Value (000)
Real Estate Investment Trust (3.5%)
Rouse Properties	370,000	$6,512

Recreation/Leisure (4.7%)
Drew Industries	115,000	6,746
Thor Industries	35,000	1,956

		8,702

Services (7.7%)
ARC Document Solutions*	261,150	1,805
Essendant	219,269	8,073
H&R Block	126,000	4,194

		14,072

Shipping (2.1%)
Navigator Holdings Ltd.*	225,000	3,850

Technology (4.9%)
Polycom*	67,400	767
Tech Data*	70,000	4,083
TeleTech Holdings	150,000	4,070

		8,920

Transportation Equipment (1.9%)
Commercial Vehicle Group*	600,000	3,546

Total Common Stock
(Cost $124,248)		174,460

Short-Term Investment (3.4%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.001%(2)
(Cost $6,332)	6,331,734	6,332

Total Investments (98.6%)
(Cost $130,580)†		$180,792

Percentages are based on Net Assets (in thousands) of $183,331.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

† As of July 31, 2015, the tax basis cost of the Fund’s investments was $130,580 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $60,893 and $(10,681), respectively.

As of July 31, 2015, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015